Warrants - Schedule of Stock Warrant Activity (Details) (10-K) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Common Stock [Member]
Number of Warrants Outstanding Beginning		151,224	14,849
Number of Warrants, Issued		24,156	131,698
Number of Warrants, Exercised
Number of Warrants, Cancelled		(700)
Number of Warrants, Amendment of Placement Agent Warrants	[1]		4,677
Number of Warrants Outstanding Ending		174,680	151,224
Number of Warrants, Exercisable		173,979
Weighted Average Exercise Price Outstanding Beginning		$ 137.00	$ 300.00
Weighted Average Exercise Price, Issued		65.00	152.25
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Cancelled		39.75
Weighted Average Exercise Price, Amendment of Placement Agent Warrants	[1]		107.50
Weighted Average Exercise Price, Outstanding Ending		127.50	$ 137.00
Weighted Average Exercise Price, Exercisable		$ 127.75
Weighted Average Remaining Life in Years, Beginning		4 years 1 month 6 days
Weighted Average Remaining Life in Years, Ending		3 years 3 months 19 days
Weighted Average Remaining Life in Years, Exercisable		3 years 3 months 19 days
Intrinsic Value, Beginning
Intrinsic Value, Issued
Intrinsic Value, Exercised
Intrinsic Value, Cancelled
Intrinsic Value, Exercisable
Series A Preferred Stock [Member]
Number of Warrants Outstanding Beginning			100,570
Number of Warrants, Exercised
Number of Warrants, Cancelled
Number of Warrants, Amendment of Placement Agent Warrants	[1]		(100,570)
Number of Warrants Outstanding Ending
Number of Warrants, Exercisable
Weighted Average Exercise Price Outstanding Beginning			$ 5.00
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Amendment of Placement Agent Warrants	[1]		5.00
Weighted Average Exercise Price, Outstanding Ending
Weighted Average Exercise Price, Exercisable
Weighted Average Remaining Life in Years, Beginning		0 years
Weighted Average Remaining Life in Years, Ending		0 years
Weighted Average Remaining Life in Years, Exercisable		0 years
Intrinsic Value, Beginning
Intrinsic Value, Issued
Intrinsic Value, Exercised
Intrinsic Value, Cancelled
Intrinsic Value, Exercisable

[1]	In connection with the IPO, placement agent warrants for the purchase of Series A Preferred Stock were amended such that the warrants became exercisable for the number of common stock that would have been issued upon the exercise of the Series A warrant and subsequent conversion to common stock upon the consummation of the IPO. The exercise price was amended to the price equal to the total proceeds that would have been required upon the exercise of the original warrant, divided by the amended number of warrant shares. The amendment was accounted for as a modification of a stock award. The Company determined that there was no incremental increase in the fair value for the amendment of the award and accordingly there was no charge to the statement of operations for the years ended December 31, 2018.